Loss Per Common Share - Summary of Weighted Average Number of Shares of Common Stock Outstanding (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Stock options, warrants & unvested restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	203,274	98,309	106,002	82,386
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	12,000	12,000	12,000	18,000
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	33,323	32,197	32,535	33,008